UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2009

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited)	December 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 96.3%
Alabama - 0.7%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,939,412
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	6,677,650
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,027,580
1,000,000	Saraland, AL, GO, NATL, 5.250% due 1/1/14	1,036,280

	Total Alabama	10,680,922

Alaska - 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	916,580

Arizona - 0.1%
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21 (b)	1,115,730
	Maricopa County, AZ, Hospital Revenue:
30,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (c)	30,000
	St. Lukes Medical Center:
311,000	8.750% due 2/1/10 (c)	312,832
105,000	10.250% due 2/1/11 (c)	110,681

	Total Arizona	1,569,243

Arkansas - 0.3%
100,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/Veterans Administration, 8.375% due 7/1/10 (c)	103,814
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15 (b)	1,505,415
2,500,000	7.250% due 2/1/20 (b)	2,509,450
120,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (c)	121,637
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	1,012,800

	Total Arkansas	5,253,116

California - 13.5%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	2,814,450
5,000,000	California Housing Finance Agency Revenue, 5.200% due 8/1/28	5,052,300
	California State:
	Economic Recovery:
6,000,000	5.000% due 7/1/16	6,198,780
35,000,000	GO, 5.000% due 7/1/20	37,059,750
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,274,800
	California Statewide CDA Revenue:
6,660,000	John Muir Health, 5.000% due 7/1/29	6,436,624
20,000,000	Kaiser Permanente, 5.000% due 4/1/19	21,197,400
4,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	4,015,000
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue:
3,975,000	5.250% due 11/15/23	3,917,084
17,830,000	5.000% due 11/15/24	16,826,171
	Los Angeles, CA:
8,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	8,243,760
210,000	COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (c)	238,123
38,385,000	M-S-R Energy Authority, CA, Gas Revenue, 6.125% due 11/1/29	39,427,921
10,000,000	Palomar, CA, Pomerado Health Care District, COP, 6.625% due 11/1/29	10,016,600

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
California - 13.5% (continued)
	Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project:
$800,000	5.000% due 7/1/18	$870,288
900,000	5.000% due 7/1/19	971,199
1,250,000	5.250% due 7/1/20	1,376,000
1,000,000	5.250% due 7/1/21	1,101,610
	San Bernardino County, CA, COP, Arrowhead Project:
11,855,000	5.500% due 8/1/21	12,137,860
8,755,000	5.000% due 8/1/22	8,563,003
10,000,000	5.125% due 8/1/24	9,744,300
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
5,000,000	6.500% due 5/1/10 (a)(d)	5,084,750
5,000,000	6.750% due 5/1/11 (a)(d)	5,246,500
90,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (c)	97,706
345,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (c)	366,545
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	3,810,773

	Total California	215,089,297

Colorado - 1.5%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20 (b)	1,133,763
1,480,000	Denver, CO, City & County, Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,618,853
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19 (b)	2,300,144
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16 (b)	2,710,650
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
8,000,000	6.125% due 11/15/23	8,368,960
8,000,000	6.250% due 11/15/28	8,371,200

	Total Colorado	24,503,570

Connecticut - 0.8%
5,000,000	Connecticut State, 5.375% due 11/15/19 (b)	5,636,000
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	2,026,480
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM, 5.375% due 7/1/16 (b)	2,222,680
2,900,000	Connecticut State, HEFA Revenue, Ascension Health Credit, 3.500% due 2/1/12 (d)	2,962,814

	Total Connecticut	12,847,974

Delaware - 0.1%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,324,911

District of Columbia - 0.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12 (a)	1,011,760

Florida - 7.3%
	Broward County, FL, Airport System Revenue:
3,000,000	5.000% due 10/1/24	3,046,020
12,000,000	5.375% due 10/1/29	12,323,880
2,555,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20 (b)	2,700,379
	Citizens Property Insurance Corp., FL:
4,500,000	5.000% due 6/1/12	4,787,775

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Florida - 7.3% (continued)
$20,000,000	5.375% due 6/1/16	$20,482,600
	Florida Municipal Loan Council Revenue, NATL:
1,790,000	5.250% due 11/1/13	1,910,306
3,175,000	5.250% due 11/1/16	3,300,031
10,400,000	Florida State Municipal Power Agency Revenue, 5.000% due 10/1/28	10,605,712
	Hillsborough County, FL:
1,670,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,672,605
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15 (b)	3,785,635
1,500,000	Jacksonville Beach, FL, Utility Revenue, 7.900% due 10/1/14 (c)	1,690,680
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09 (e)	264,119
	Miami-Dade County, FL:
3,000,000	Aviation Revenue, Miami International Airport, 5.500% due 10/1/27 (a)	3,041,250
8,000,000	School Board, COP, 5.000% due 2/1/24	8,252,800
	Orange County, FL, Health Facilities Authority Revenue:
2,000,000	Hospital Adventist Health Systems, 6.250% due 11/15/24 (b)	2,242,660
	Orlando Health Inc.:
6,935,000	5.250% due 10/1/21	6,997,554
7,095,000	5.250% due 10/1/22	7,126,644
4,050,000	5.125% due 10/1/26	3,976,047
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13 (b)	1,586,792
	Palm Beach County, FL, Solid Waste Authority Revenue:
3,500,000	5.000% due 10/1/24	3,779,755
3,350,000	5.000% due 10/1/25	3,600,982
1,155,000	5.000% due 10/1/27	1,231,946
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL, 6.000% due 10/1/12	1,062,640
5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	6,008,149
660,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	623,106
40,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	42,450

	Total Florida	116,142,517

Georgia - 6.0%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	1,944,168
1,860,000	5.000% due 12/1/20	2,039,006
	Atlanta, GA, Water & Wastewater Revenue:
5,465,000	6.000% due 11/1/23	5,875,749
15,885,000	6.000% due 11/1/24	16,989,961
5,000,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., 7.000% due 1/1/23	5,860,050
19,000,000	DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc., 5.000% due 11/15/29	19,065,170
6,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.000% due 7/1/29	6,572,160
1,980,000	East Point, GA, Building Authority Revenue, AGM, zero coupon bond to yield 6.250% due 2/1/20	1,114,087
	Georgia State:
1,000,000	GO, 6.250% due 8/1/10	1,034,180
3,000,000	Higher EFA Revenue, USG Real Estate Foundation II LLC Project, 5.375% due 6/15/29	3,134,280
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
2,500,000	5.000% due 3/15/11	2,558,875
2,500,000	5.000% due 3/15/17	2,542,100

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Georgia - 6.0% (continued)
$7,435,000	5.000% due 3/15/18	$7,474,183
7,110,000	5.000% due 3/15/21	6,989,983
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24 (b)	1,185,940
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10 (d)	7,062,930
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, NATL, 5.250% due 11/1/19	2,419,057
1,250,000	Public Gas Partners Inc., GA, Project Revenue, 5.000% due 10/1/11	1,322,900
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL, 5.000% due 1/1/19	714,160

	Total Georgia	95,898,939

Hawaii - 0.3%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,081,872
1,105,000	5.375% due 8/1/15 (b)	1,188,560
615,000	GO, Unrefunded Balance, NATL, 5.000% due 5/1/16	676,765

	Total Hawaii	4,947,197

Illinois - 2.4%
60,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (c)	61,316
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14 (b)	1,556,400
120,000	GO, 5.375% due 1/1/16	130,446
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14 (b)	2,284,960
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,556,550
2,415,000	Cicero, IL, NATL, 5.625% due 12/1/16	2,640,319
3,320,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (c)	3,818,863
	Illinois Finance Authority Revenue:
2,000,000	AGM, 5.250% due 1/1/22	2,101,100
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	1,038,120
11,000,000	Memorial Health System, 5.250% due 4/1/29	10,754,370
3,000,000	Rush University Medical Center, 6.375% due 11/1/29	3,155,610
	Illinois Health Facilities Authority Revenue:
100,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	106,329
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17 (b)	1,200,067
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,393,350
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15	2,586,156

	Total Illinois	38,383,956

Indiana - 3.8%
5,000,000	Indiana Health Facility Financing Authority Revenue, Ascension Health Credit, 3.750% due 2/1/12 (d)	5,126,250
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.375% due 1/1/25	4,408,560
5,480,000	5.500% due 1/1/26	6,056,112
3,460,000	5.500% due 1/1/27	3,804,651
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (c)	4,801,961
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19 (b)	3,347,190

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Indiana - 3.8% (continued)
$19,625,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23 (f)	$21,118,855
	Jasper County, IN, PCR, Northern Indiana Public Service:
5,000,000	AMBAC, 5.700% due 7/1/17	5,430,650
3,000,000	NATL, 5.850% due 4/1/19	3,293,580
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/NATL, 6.750% due 7/5/13	1,134,480
165,000	Madison County, IN, Hospital Authority Facilities Revenue, Community Hospital of Anderson Project, 9.250% due 1/1/10 (c)	165,000
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18 (b)	1,156,893
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22 (e)	800,000
410,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (c)	424,990

	Total Indiana	61,069,172

Iowa - 0.9%
	Iowa Finance Authority:
3,000,000	Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,027,810
	Health Facilities Revenue:
	Central Iowa Health System, Assured Guaranty:
1,600,000	5.000% due 2/15/17	1,684,928
1,350,000	5.000% due 2/15/18	1,412,181
1,000,000	5.000% due 2/15/19	1,038,500
	Iowa Health System, Assured Guaranty:
1,000,000	5.000% due 8/15/17	1,088,250
1,350,000	5.000% due 8/15/18	1,462,792
1,150,000	5.000% due 8/15/19	1,239,045
1,890,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (c)	2,140,973
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18 (b)	1,107,329

	Total Iowa	14,201,808

Kansas - 0.3%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 4/1/13 (d)	5,298,250

Kentucky - 0.6%
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare, 6.000% due 2/1/22	10,326,800

Louisiana - 0.7%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM, 5.000% due 5/1/20	533,090
130,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10 (c)	132,080
1,480,000	Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,517,844
190,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (c)	200,060
	Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
1,830,000	5.625% due 6/1/21	1,994,023
4,435,000	5.875% due 6/1/23	4,873,843
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM, 5.250% due 7/1/13	1,118,580

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Louisiana - 0.7% (continued)
$1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	$1,017,320

	Total Louisiana	11,386,840

Maine - 0.3%
4,000,000	Maine State Housing Authority Mortgage Revenue, 5.000% due 11/15/29	4,020,160

Maryland - 1.2%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14 (b)	3,303,210
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (a)	451,228
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15 (b)	1,051,560
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,059,820
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	423,896
535,000	6.000% due 7/1/21	559,605
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,045,210
	Refunding:
	Kennedy Krieger Issue:
400,000	5.250% due 7/1/10	402,592
1,000,000	5.125% due 7/1/22	929,680
500,000	Medstar Health, 5.750% due 8/15/14	562,190
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,019,990
1,000,000	6.000% due 7/1/22 (b)	1,125,370
4,000,000	Washington County Hospital, 6.000% due 1/1/28	4,073,520
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12 (a)	1,046,950
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15 (a)	1,663,578

	Total Maryland	19,718,399

Massachusetts - 3.4%
13,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, AGC, 6.125% due 1/1/22 (a)	13,000,000
	Massachusetts State:
	DFA Revenue:
15,000,000	Boston University, 5.000% due 10/1/29	15,183,450
255,000	First Mortgage, Edgecombe Project, 6.000% due 7/1/11	255,642
2,000,000	GAN, 5.750% due 6/15/15	2,077,440
1,000,000	GO, Refunding, AMBAC, 5.750% due 8/1/10	1,030,980
	HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	3,517,710
5,500,000	5.375% due 7/1/24	5,512,925
3,570,000	5.375% due 7/1/25	3,568,108
	Caritas Christi Obligation:
1,535,000	6.500% due 7/1/12	1,565,470
3,000,000	6.750% due 7/1/16	3,110,790
1,000,000	Harvard University, 5.000% due 1/15/16	1,001,200
1,300,000	University of Massachusetts, 5.500% due 10/1/18 (b)	1,444,040
940,000	Port Authority Revenue, 13.000% due 7/1/13 (c)	1,155,655
2,000,000	Pittsfield, MA, GO, NATL, 5.500% due 4/15/17	2,139,200

	Total Massachusetts	54,562,610

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Michigan - 4.2%
$930,000	Allen Academy COP, 7.000% due 6/1/15	$881,575
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19 (b)	1,103,150
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18 (b)	1,964,570
5,000,000	Michigan State Building Authority Revenue, Facilities Program, AGM, 5.000% due 10/15/26	5,092,550
	Michigan State Hospital Finance Authority Revenue:
23,690,000	McLaren Health Care Corp., 5.625% due 5/15/28	23,197,248
1,000,000	Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	1,008,990
	Michigan State Housing Development Authority, Rental Housing Revenue:
6,745,000	5.125% due 10/1/22	6,943,101
15,060,000	AMBAC, 6.000% due 4/1/23 (a)	15,322,044
5,000,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/16 (d)	5,316,550
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16 (b)	1,087,760
2,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.000% due 9/1/29	2,337,380
2,000,000	Southfield, MI, Library Building Authority GO, NATL, 5.500% due 5/1/24 (b)	2,033,760

	Total Michigan	66,288,678

Minnesota - 0.7%
	Saint Paul, MN, Housing & Redevelopment Authority:
9,600,000	Health Care Revenue, Allina Health System, 5.250% due 11/15/28	9,606,624
1,000,000	Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	983,920

	Total Minnesota	10,590,544

Missouri - 1.5%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	9,307,817
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (c)	1,081,800
4,485,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project, 5.250% due 1/1/19	4,848,375
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,517,580
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	5,140,625
680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	686,834
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, NATL, 5.625% due 7/1/16 (b)	1,073,770

	Total Missouri	23,656,801

Nebraska - 0.0%
5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	5,210

Nevada - 1.2%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
650,000	6.000% due 9/1/14	672,763
535,000	6.000% due 9/1/14 (b)	609,451
13,000,000	Humboldt County, NV, PCR, Idaho Power Co. Project, 5.150% due 12/1/24	13,326,430
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	1,037,290

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Nevada - 1.2% (continued)
$1,000,000	5.000% due 6/1/16	$1,029,750
2,190,000	5.000% due 6/1/17	2,236,077

	Total Nevada	18,911,761

New Hampshire - 0.2%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16 (b)	643,522
305,000	5.375% due 7/1/16	321,113
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17 (b)	1,973,090
820,000	Unrefunded Balance, 6.500% due 7/1/17	861,845

	Total New Hampshire	3,799,570

New Jersey - 5.2%
10,000,000	New Jersey EDA Revenue, School Facilities Construction, 5.500% due 12/15/29	11,078,400
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,988,120
1,350,000	5.000% due 7/1/16	1,460,079
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (b)	3,122,550
	New Jersey State:
3,000,000	EFA Revenue, University of Medicine & Dentistry, 7.125% due 12/1/23	3,368,040
	Higher Education Assistance Authority, Student Loan Revenue:
20,000,000	5.375% due 6/1/24	21,044,200
27,000,000	AGC, 5.875% due 6/1/21 (a)	28,376,460
8,025,000	Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.250% due 5/1/23	8,342,309
185,000	Turnpike Authority Revenue, 6.000% due 1/1/14 (c)	195,952
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,131,242
85,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (c)	99,255

	Total New Jersey	82,206,607

New Mexico - 0.2%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,294,359
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL, 5.000% due 6/15/20	1,612,508

	Total New Mexico	2,906,867

New York - 3.9%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	842,850
20,000,000	Brooklyn Arena, NY, Local Development Corp., Barclays Center Project, 6.000% due 7/15/30	20,274,600
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	2,002,660
	New York City, NY:
1,000,000	Health & Hospital Corp. Revenue, Health Systems, AGM, 5.500% due 2/15/19	1,030,810
345,000	IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	334,564
1,500,000	Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,548,150
	New York State Dormitory Authority Revenue:
5,415,000	FHA New York and Presbyterian Hospital, AGM, 5.250% due 8/15/24	5,699,396
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,803,834
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,326,200

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
New York - 3.9% (continued)
$9,150,000	Municipal Health Facility, 5.000% due 1/15/25	$9,511,425
2,500,000	Non-State Supported Debt, North Shore Long Island Jewish Medical Center, 5.000% due 5/1/21	2,491,275
2,500,000	School Districts Financing Programs, NATL, 5.500% due 10/1/17	2,688,800
1,715,000	State University Educational Facilities, NATL, 6.000% due 5/15/15 (b)	1,767,685
6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	6,007,200

	Total New York	61,329,449

North Carolina - 2.6%
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare, 5.000% due 1/15/26	2,057,040
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15 (b)	3,169,440
	North Carolina Eastern Municipal Power Agency, Power Systems Revenue:
18,250,000	5.000% due 1/1/26	18,714,645
550,000	ACA/CBI, 5.650% due 1/1/16 (b)	555,500
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
895,000	10.500% due 1/1/10 (c)	895,000
3,000,000	ACA/CBI, 6.375% due 1/1/13 (b)	3,030,000
	North Carolina Turnpike Authority, Triangle Expressway System Revenue, Assured Guaranty:
7,000,000	5.250% due 1/1/25	7,416,360
4,590,000	5.375% due 1/1/26	4,877,150

	Total North Carolina	40,715,135

Ohio - 3.5%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,856,190
515,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	515,000
1,365,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (c)	1,594,020
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	311,496
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, AGM, 5.000% due 12/1/18	1,328,276
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, NATL, 5.500% due 12/1/16 (b)	1,540,792
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14 (b)	2,989,646
	Ohio State:
	Air Quality Development Authority Revenue:
	FirstEnergy Generation Corp.:
20,000,000	5.625% due 6/1/18	21,443,200
9,000,000	5.700% due 8/1/20	9,680,490
7,500,000	FirstEnergy Nuclear Generation Corp., 5.750% due 6/1/16 (d)	8,243,475
3,600,000	Building Authority, State Facilities-Administration Building Fund, AGM, 5.500% due 10/1/14 (b)	3,904,812
500,000	Department of Administrative Services, COP, Administrative Knowledge System, NATL, 5.000% due 9/1/16	547,145
	Water Development Authority Revenue:
1,130,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	1,221,507
65,000	Safe Water, 9.000% due 12/1/10 (c)	70,045

	Total Ohio	55,246,094

Oklahoma - 0.1%
690,000	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	690,835

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Oklahoma - 0.1% (continued)
$1,480,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14 (a)	$1,493,083

	Total Oklahoma	2,183,918

Oregon - 0.5%
1,000,000	Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,035,370
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22 (b)	1,077,898
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	529,564
	Oregon State Department of Administrative Services:
2,250,000	COP, 5.000% due 5/1/29	2,355,660
1,375,000	Lottery Revenue, AGM, 5.500% due 4/1/14 (b)	1,521,492
1,140,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	1,147,205

	Total Oregon	7,667,189

Pennsylvania - 4.0%
1,000,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	1,041,550
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,124,740
575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (a)	579,583
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,114,812
1,750,000	Greater Johnstown, PA, GO, School District, NATL, 5.375% due 8/1/14	1,870,592
11,000,000	Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital, 5.000% due 6/1/25	11,015,840
	Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility:
1,560,000	5.000% due 1/1/15	1,544,415
2,385,000	5.375% due 1/1/17	2,369,235
10,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.200% due 10/1/28	10,294,300
	Pennsylvania State:
2,000,000	Department of General Services, COP, AGM, 5.250% due 5/1/16	2,096,800
5,000,000	HFA, 5.250% due 10/1/23 (a)	5,085,400
1,000,000	Higher EFA, Health Services Revenue, Allegheny Delaware Valley Obligation Group, NATL, 6.250% due 1/15/18	1,036,060
500,000	IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	523,560
	Philadelphia, PA:
	Authority for Industrial Development:
2,000,000	AGM, 5.500% due 10/1/15 (b)	2,187,300
1,000,000	Lease Revenue, AGM, 5.500% due 10/1/19 (b)	1,093,650
	Gas Works Revenue:
1,675,000	5.500% due 8/1/17 (b)	1,804,930
3,240,000	AGM, 5.500% due 8/1/19 (b)	3,491,327
2,000,000	GO, AGM, 5.250% due 9/15/18 (b)	2,113,460
	School District:
2,000,000	5.625% due 8/1/18 (b)	2,237,300
	AGM:
2,000,000	5.500% due 2/1/20 (b)	2,197,320
1,865,000	5.500% due 2/1/21 (b)	2,049,001
1,000,000	Water & Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,042,720
560,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (c)	613,015
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12 (c)	1,367,712

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Pennsylvania - 4.0% (continued)
$1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	$1,459,464
625,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (c)	798,844
15,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (c)	15,325

	Total Pennsylvania	64,168,255

Rhode Island - 0.2%
1,000,000	Providence, RI, Public Building Authority, General Revenue, NATL, 5.375% due 12/15/21	1,032,600
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,051,580

	Total Rhode Island	3,084,180

South Carolina - 0.3%
260,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (c)	260,000
1,650,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21 (b)	1,903,523
2,355,000	South Carolina Jobs, EDA, Hospital Revenue, AnMed Health, 5.000% due 2/1/22	2,457,866

	Total South Carolina	4,621,389

South Dakota - 0.2%
2,635,000	Minnehaha County, SD, Limited Tax CTFS, 5.625% due 12/1/19 (b)	2,719,504

Tennessee - 2.9%
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/17	2,036,680
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23 (b)	5,144,700
1,000,000	Memphis-Shelby County, TN, Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14 (a)	1,013,990
	Tennessee Energy Acquisition Corp., Gas Revenue:
21,960,000	5.250% due 9/1/20	22,262,609
3,000,000	5.000% due 2/1/22	2,986,440
10,000,000	5.250% due 9/1/23	9,980,000
3,190,000	Tennessee Housing Development Agency, 5.000% due 7/1/23 (a)	3,193,924

	Total Tennessee	46,618,343

Texas - 11.7%
2,000,000	Austin, TX, Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,264,200
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, NATL, 5.800% due 8/1/21	492,940
16,305,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/28 (a)(d)	16,484,844
15,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13 (c)	16,931
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17 (b)	1,089,400
670,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (c)	670,000
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	422,586
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,252,200
1,000,000	6.250% due 12/1/24	1,004,390
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18 (b)	2,206,220
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(d)	5,125,250

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Texas - 11.7% (continued)
	Harlandale, TX:
$10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	$10,262
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16 (b)	1,024,828
	Harris County, TX:
11,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.375% due 11/15/28	10,826,420
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, NATL, zero coupon bond to yield 6.000% due 10/1/17	756,490
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,135,823
3,000,000	NATL, 5.750% due 11/15/19	3,039,240
40,000,000	Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project, 4.700% due 5/1/18	39,268,800
	Houston, TX:
	AGM:
910,000	5.750% due 3/1/18 (b)	942,560
90,000	Unrefunded Balance, 5.750% due 3/1/18	92,480
	Airport Systems Revenue:
860,000	9.500% due 7/1/10 (c)	898,356
	Senior Lien:
8,215,000	5.000% due 7/1/26	8,566,766
11,180,000	5.125% due 7/1/27	11,708,479
4,545,000	Water & Sewer Systems Revenue, Refunding, Jr. Lien, 5.750% due 12/1/16 (b)	4,766,841
3,250,000	Limestone County, TX, Public Facility Corp. Revenue, County Jail Project, 5.000% due 11/1/19	3,253,478
	Midlothian, TX:
2,345,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21 (b)	2,562,499
60,000	ISD, Unrefunded Balance, Refunding, PSFG, zero coupon bond to yield 6.200% due 2/15/17	38,874
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17 (b)	1,300,430
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	590,212
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,070,395
18,000,000	North Texas Tollway Authority Revenue, NATL, 5.125% due 1/1/28	18,075,960
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	786,506
2,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/21	2,141,460
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL, 4.950% due 3/1/18	12,569,440
	Tarrant County, TX:
	Health Facilities Development Corp.:
1,105,000	Health System Revenue, Original Issue Discount, FGIC, 5.000% due 9/1/15 (c)	1,229,568
	Hospital Revenue:
2,000,000	6.625% due 11/15/20 (b)	2,123,240
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,165,120
30,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (c)	30,177
	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
3,650,000	5.250% due 12/15/18	3,722,927
9,070,000	6.250% due 12/15/26	9,792,244
2,000,000	Texas Technical University Revenue Financing System, NATL, 5.500% due 8/15/18 (b)	2,201,000
4,000,000	Texas Transportation Commission Centre, TX, Turnpike System Revenue, 5.000% due 2/15/11 (d)	4,097,480

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Texas - 11.7% (continued)
$2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18 (b)	$2,144,900
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19 (b)	1,074,800

	Total Texas	187,037,016

U.S. Virgin Islands - 1.0%
	Virgin Islands Public Finance Authority Revenue:
5,000,000	Matching Fund Loan, 6.625% due 10/1/29	5,337,500
11,000,000	Senior Lien, 5.000% due 10/1/25	10,799,470

	Total U.S. Virgin Islands	16,136,970

Utah - 0.3%
	Provo, UT, Electric Revenue:
680,000	10.125% due 4/1/15 (c)	825,602
10,000	AMBAC, 10.375% due 9/15/15 (c)	12,264
750,000	NATL, 10.125% due 4/1/15 (c)	910,590
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,590,210
	Spanish Fork City, UT, Water Revenue:
240,000	AGM, 5.500% due 6/1/17 (b)	266,851
760,000	Unrefunded Balance, AGM, 5.500% due 6/1/17	774,835
1,000,000	Utah State Board Regents, Utah State University Hospital, NATL, 5.500% due 8/1/18 (b)	1,077,570

	Total Utah	5,457,922

Vermont - 0.1%
915,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	918,239

Virginia - 1.4%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,530,847
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,030,930
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,375,105
550,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, AGM, 6.000% due 4/1/12 (a)	560,423
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	710,017
1,330,000	Pittsylvania County, VA, GO, 5.600% due 2/1/25	1,487,272
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (b)	5,224,417
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,330,664
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13 (b)	1,040,190
6,350,000	Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance, 7.250% due 7/1/19	7,245,604

	Total Virginia	21,535,469

Washington - 2.1%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,404,480
6,725,000	King County, WA, Public Hospital District, GO, 5.250% due 12/1/28	7,176,180
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14 (b)	2,178,800
	Radford Court Properties, WA, Student Housing Revenue, NATL:
1,695,000	6.000% due 6/1/17	1,734,782
1,000,000	5.375% due 6/1/19	1,017,680

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Washington - 2.1% (continued)
	Washington State Health Care Facilities Authority Revenue:
$7,080,000	Central Washington Health Services Association, 6.750% due 7/1/29	$7,433,646
5,000,000	Highline Medical Center, FHA, 6.250% due 8/1/28	5,274,250
3,000,000	Multicare Health System, 5.750% due 8/15/29	3,179,220
1,000,000	Washington State, GO, 6.000% due 1/1/11 (b)	1,000,000

	Total Washington	33,399,038

West Virginia - 0.7%
	West Virginia State Hospital Finance Authority:
5,785,000	Hospital Revenue, United Health Systems, 5.250% due 6/1/29	5,640,433
6,000,000	Revenue, AGM, 5.375% due 6/1/28	6,212,100

	Total West Virginia	11,852,533

Wisconsin - 1.9%
4,000,000	Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC, 5.000% due 9/1/15	4,367,280
2,000,000	Wisconsin State, 5.500% due 5/1/14 (b)	2,130,500
10,000,000	Wisconsin State General Fund Annual Appropriation Revenue, 5.375% due 5/1/25	10,986,900
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,020,170
5,950,000	Children’s Hospital, 5.500% due 8/15/29	6,309,559
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,548,285
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (b)	1,679,505

	Total Wisconsin	31,042,199

Wyoming - 1.3%
12,000,000	Sweetwater County, WY, PCR, Idaho Power Co. Project, 5.250% due 7/15/26	12,207,720
7,565,000	Wyoming CDA, Housing Revenue, 5.500% due 12/1/28	7,625,293
1,000,000	Wyoming Municipal Power Agency, Power Supply, 4.500% due 1/1/29	959,280

	Total Wyoming	20,792,293

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,483,770,973)	1,534,045,194

SHORT-TERM INVESTMENTS - 2.2%
California - 0.3%
300,000	California Health Facilities Finance Authority, Adventist Health System, LOC-Wachovia Bank, 0.180%, 1/4/10 (g)	300,000
5,300,000	Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V., 0.210%, 1/6/10 (g)	5,300,000

	Total California	5,600,000

Florida - 0.0%
400,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co., 0.180%, 1/4/10 (g)	400,000

Illinois - 0.1%
1,500,000	Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase, 0.230%, 1/4/10 (g)	1,500,000

Minnesota - 0.2%
3,500,000	Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A., 0.180%, 1/4/10 (g)	3,500,000

Missouri - 0.1%
1,300,000	Missouri State HEFA, Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase, 0.180%, 1/4/10 (g)	1,300,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
New Jersey - 0.4%
	New Jersey EDA:
$4,400,000	Gas Facilities Revenue, Pivotal Utility Holdings Inc., LOC-Wells Fargo Bank N.A., 0.180%, 1/4/10 (g)	$4,400,000
2,500,000	School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 0.180%, 1/4/10 (g)	2,500,000

	Total New Jersey	6,900,000

New York - 0.2%
2,500,000	New York State Dormitory Authority Revenue, Rockefeller University, SPA- JPMorgan Chase, 0.230%, 1/7/10 (g)	2,500,000

Oregon - 0.0%
500,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.200%, 1/4/10 (g)	500,000

Pennsylvania - 0.1%
800,000	Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Wachovia Bank N.A., 0.180%, 1/4/10 (g)	800,000

Puerto Rico - 0.2%
4,000,000	Commonwealth of Puerto Rico, GO, Public Improvements, SPA-Dexia Credit Local, 0.180%, 1/4/10 (g)	4,000,000

Texas - 0.1%
1,000,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (g)	1,000,000

Virginia - 0.5%
	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA- Wachovia Bank N.A.:
6,500,000	0.210%, 1/4/10 (g)	6,500,000
1,000,000	0.210%, 1/4/10 (g)	1,000,000

	Total Virginia	7,500,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $35,500,000)	35,500,000

	TOTAL INVESTMENTS - 98.6% (Cost - $1,519,270,973#)	1,569,545,194
	Other Assets in Excess of Liabilities - 1.4%	22,656,686

	TOTAL NET ASSETS - 100.0%	$1,592,201,880

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The coupon payment on these securities is currently in default as of December 31, 2009.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds

AGC	— Assured Guaranty Corporation - Insured Bonds

AGM	— Assured Guaranty Municipal Corp. - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

CBI	— Certificate of Bond Insurance

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

CDA	— Community Development Authority

COP	— Certificate of Participation

CTFS	— Certificates

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GAN	— Grant Anticipation Notes

GNMA	— Government National Mortgage Association

GO	— General Obligation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Authority

IBC	— Insured Bond Certificates

IDA	— Industrial Development Authority

INDLC	— Industrial Indemnity Company - Insured Bonds

ISD	— Independent School District

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCR	— Pollution Control Revenue

PFC	— Public Facilities Corporation

PSFG	— Permanent School Fund Guaranty

Q-SBLF	— Qualified School Board Loan Fund

Radian	— Radian Asset Assurance - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry *

Health care	22.6%
Power	12.8
Pre-refunded/escrowed to maturity	11.3
Industrial revenue	11.2
Education	7.8
Transportation	6.3
Other	5.3
Housing	4.5
Solid waste/resource recovery	3.5
State general obligation	3.3
Water & sewer	2.8
Leasing	2.7
Local general obligation	2.2
Special tax obligation	1.4
Short-term investments	2.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate-Term Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	15.5%
AA/Aa	21.0
A	47.8
BBB/Baa	10.8
BB/Ba	0.4
B/B	0.1
CCC/Caa	0.1
A-1/VMIG 1	2.2
NR	2.1

100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. See pages 18 and 19 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (formerly known as Legg Mason Partners Intermediate-Term Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$1,534,045,194	—	$1,534,045,194
Short-term investments†	—	35,500,000	—	35,500,000

Total investments	—	$1,569,545,194	—	$1,569,545,194

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,051,621
Gross unrealized depreciation	(5,777,400)

Net unrealized appreciation	$50,274,221

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2009, the Fund did not have any derivative instruments outstanding. During the period ended December 31, 2009, the Fund had an average market value of $17,714,630 in futures contracts to sell.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 24, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date:	February 24, 2010